Average Annual Total Returns - Consumer Goods UltraSector ProFund	Investor OneYear	Investor FiveYears	Investor TenYears	Investor InceptionDate	Investor After Taxes on Distributions OneYear	Investor After Taxes on Distributions FiveYears	Investor After Taxes on Distributions TenYears	Investor After Taxes on Distributions and Sales of Shares OneYear	Investor After Taxes on Distributions and Sales of Shares FiveYears	Investor After Taxes on Distributions and Sales of Shares TenYears	Service OneYear	Service FiveYears	Service TenYears	Service InceptionDate	S&P 500® OneYear		S&P 500® FiveYears		S&P 500® TenYears		Dow Jones U.S. Consumer GoodsSM Index OneYear		Dow Jones U.S. Consumer GoodsSM Index FiveYears		Dow Jones U.S. Consumer GoodsSM Index TenYears
Total	44.06%	15.04%	16.34%	Jan. 30, 2004	44.06%	14.71%	16.15%	26.08%	12.04%	13.91%	42.64%	13.90%	15.19%	Jan. 30, 2004	18.40%	[1]	15.22%	[1]	13.88%	[1]	33.18%	[1]	12.83%	[1]	13.29%	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.